Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
6.	Fair Value

Accounting standards define fair value as the price that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants. The price in the principal market used to measure the fair value of the asset or liability is not adjusted for transaction costs. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

The standards require the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. The standards establish a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

⋅	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

⋅
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

⋅	Level 3: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company uses the following methods and significant assumptions to estimate the fair values of the following assets:

⋅
Securities available for sale: The fair values of securities available for sale are determined by obtaining quoted prices from a nationally recognized securities pricing agent. If quoted market prices are not available, fair value is determined using quoted market prices for similar securities.

⋅
Other real estate owned (“OREO”): Nonrecurring fair value adjustments to OREO reflect full or partial write-downs that are based on the OREO’s observable market price or current appraised value of the real estate. Since the market for OREO is not active, OREO subjected to nonrecurring fair value adjustments based on the current appraised value of the real estate are classified as Level 3. The appraised value is obtained annually from an independent third party appraiser and is reduced by expected sales costs, which has historically been 10% of the appraised value.

⋅
Impaired loans: Nonrecurring fair value adjustments to impaired loans reflect full or partial write-downs and reserves that are based on the impaired loan’s observable market price or current appraised value of the collateral. Since the market for impaired loans is not active, such loans subjected to nonrecurring fair value adjustments based on the current appraised value of the collateral are classified as Level 3. The appraised value is obtained annually from an independent third party appraiser and is reduced by expected sales costs, which has historically been 10% of the appraised value.

The following table summarizes financial assets measured at fair value on a recurring and nonrecurring basis as of March 31, 2017 and December 31, 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Carrying Value:
	Level 1	Level 2	Level 3	Total
March 31, 2017

Recurring
Available for sale securities
State and municipal	$-	$1,562,700	$-	$1,562,700
Mutual Fund	495,216	-	-	495,216
SBA pools	-	2,798,485	-	2,798,485
Mortgage-backed securities	-	28,377,892	-	28,377,892
	$495,216	$32,739,077	$-	$33,234,293
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,699,867	3,699,867

December 31, 2015

Recurring
Available for sale securities
State and municipal	$-	$1,566,327	$-	$1,566,327
Mutual Fund	492,243	-	-	492,243
SBA pools	-	2,263,834	-	2,263,834
Mortgage-backed securities	-	30,063,535	-	30,063,535
	$492,243	$33,893,696	$-	$34,385,939
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,318,577	3,318,577

Reconciliation of Level 3 Inputs

	Other Real	Impaired
	Estate Owned	Loans

December 31, 2016 balance	$414,000	$3,318,577
Additions	-	667,331
Advances	-	221,677
Loan loss provision	-	(62,692)
Principal payments received	-	(445,026)
March 31, 2017 balance	$414,000	$3,699,867

The estimated fair value of financial instruments that are reported at amortized cost in the Company’s consolidated balance sheets, segregated by the level of the valuation inputs were as follows:

	March 31, 2017		December 31, 2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Level 1 inputs
Cash and cash equivalents	$18,693,431	$18,693,431	$13,312,915	$13,312,915
Level 2 inputs
Securities held to maturity	18,105,982	18,027,936	17,987,628	17,833,799
Mortgage loans held for sale	-	-	884,500	902,061
Federal Home Loan Bank stock	893,600	893,600	778,300	778,300
Level 3 inputs
Loans, net	312,287,255	313,825,255	295,286,572	297,982,000

Financial liabilities
Level 1 inputs
Noninterest-bearing deposits	$58,640,811	$58,640,811	$62,791,835	$62,791,835
Securities sold under repurchase agreements	28,037,122	28,037,122	27,226,159	27,226,159
Level 2 inputs
Interest-bearing deposits	256,984,003	246,279,003	239,923,301	230,394,000
Federal Home Loan Bank advances	13,000,000	12,958,000	9,000,000	8,975,000

The fair value of mortgage loans held for sale is determined by the expected sales price. The fair values of fixed-rate loans are estimated to be the present values of scheduled payments discounted using interest rates currently in effect. The fair values of variable-rate loans, including loans with a demand feature, are estimated to equal the carrying amount. The valuation of a loan is adjusted for probable loan losses.

The fair values of interest-bearing checking, savings, and money market deposit accounts are equal to their carrying amounts. The fair values of fixed-maturity time deposits are estimated based on interest rates currently offered for deposits of similar remaining maturities.

The fair value of credit commitments are considered to be the same as the contractual amounts, and are not included in the table above. These commitments generate fees that approximate those currently charged to originate similar commitments.

16.	Fair Value

Accounting standards define fair value as the price that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants. The price in the principal market used to measure the fair value of the asset or liability is not adjusted for transaction costs. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

The standards require the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. The standards establish a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

•
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company uses the following methods and significant assumptions to estimate the fair values of the following assets:

•
Securities available for sale: The fair values of securities available for sale are determined by obtaining quoted prices from a nationally recognized securities pricing agent. If quoted market prices are not available, fair value is determined using quoted market prices for similar securities.

•
Other real estate owned (“OREO”): Nonrecurring fair value adjustments to OREO reflect full or partial write-downs that are based on the OREO’s observable market price or current appraised value of the real estate. Since the market for OREO is not active, OREO subjected to nonrecurring fair value adjustments based on the current appraised value of the real estate are classified as Level 3. The appraised value is obtained annually from an independent third party appraiser and is reduced by expected sales costs, which has historically been 10% of the appraised value.

•
Impaired loans: Nonrecurring fair value adjustments to impaired loans reflect full or partial write-downs and reserves that are based on the impaired loan’s observable market price or current appraised value of the collateral. Since the market for impaired loans is not active, such loans subjected to nonrecurring fair value adjustments based on the current appraised value of the collateral are classified as Level 3. The appraised value is obtained annually from an independent third party appraiser and is reduced by expected sales costs, which has historically been 10% of the appraised value.

The following table summarizes financial assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2016 and 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Carrying Value:
	Level 1	Level 2	Level 3	Total
December 31, 2016

Recurring
Available for sale securities
State and municipal	$-	$1,566,327	$-	$1,566,327
Mutual Fund	492,243	-	-	492,243
SBA pools	-	2,263,834	-	2,263,834
Mortgage-backed securities	-	30,063,535	-	30,063,535
	$492,243	$33,893,696	$-	$34,385,939
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,318,577	3,318,577

December 31, 2015

Recurring
Available for sale securities
State and municipal	$-	$1,349,242	$-	$1,349,242
Mortgage-backed securities	-	22,295,342	-	22,295,342
	$-	$23,644,584	$-	$23,644,584
Nonrecurring
Other real estate owned	$-	$-	$472,500	$472,500
Impaired loans	-	-	3,233,283	3,233,283

	Estate Owned	Loans

December 31, 2015 balance	$472,500	$3,233,283
Additions	-	271,580
Advances	-	604,695
Write-downs	(58,500)	(230,000)
Loan loss provision	-	143,044
Principal payments received	-	(704,025)
December 31, 2016 balance	$414,000	$3,318,577

The estimated fair value of financial instruments that are reported at amortized cost in the Company’s consolidated balance sheets, segregated by the level of the valuation inputs were as follows:

	December 31, 2016		December 31, 2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Level 1 inputs	Restated	Restated
Cash and cash equivalents	$13,312,915	$13,312,915	$20,192,939	$20,192,939
Level 2 inputs
Securities held to maturity	17,987,628	17,833,799	16,604,067	16,886,897
Mortgage loans held for sale	884,500	902,061	-	-
Federal Home Loan Bank stock	778,300	778,300	758,100	758,100
Level 3 inputs
Loans, net	295,286,572	297,982,000	268,249,402	269,852,000

Financial liabilities
Level 1 inputs
Noninterest-bearing deposits	$62,791,835	$62,791,835	$58,043,942	$58,043,942
Securities sold under repurchase agreements	27,226,159	27,226,159	20,490,619	20,490,619
Level 2 inputs
Interest-bearing deposits	239,923,301	230,394,000	217,920,795	211,316,000
Federal Home Loan Bank advances	9,000,000	8,975,000	11,000,000	11,006,000

The fair value of mortgage loans held for sale is determined by the expected sales price. The fair values of fixed-rate loans are estimated to be the present values of scheduled payments discounted using interest rates currently in effect. The fair values of variable-rate loans, including loans with a demand feature, are estimated to equal the carrying amount. The valuation of a loan is adjusted for probable loan losses.

The fair values of interest-bearing checking, savings, and money market deposit accounts are equal to their carrying amounts. The fair values of fixed-maturity time deposits are estimated based on interest rates currently offered for deposits of similar remaining maturities.

The fair value of credit commitments are considered to be the same as the contractual amounts, and are not included in the table above. These commitments generate fees that approximate those currently charged to originate similar commitments.